Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule Of Contractual Obligations From Significant Commitments
The table below presents a summary of the contractual obligations of the Company resulting from significant commitments (in thousands):

	December 31, 2014	December 31, 2013

Commitments to extend credit:
Home equity lines	$175,312	$174,417
Commercial real estate	50,298	42,209
Other commitments	145,283	201,065
Standby letters of credit	4,592	14,122
Commercial letters of credit	1,991	1,555